Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	$ 30,053	¥ 219,365	¥ 517,542
Restricted cash	3,215	23,467	27,169
Short-term investments			7,195
Accounts receivable, net	7,704	56,233	64,312
Advance to suppliers	1,344	9,810	14,058
Inventories, net	4,034	29,448	42,716
Prepaid expenses and other current assets	24,275	177,187	134,247
Total current assets	70,716	516,172	808,600
Non-current assets:
Property, equipment and software, net	28,147	205,450	175,451
Land use rights, net	23,898	174,437
Long-term Investments	49,941	364,534	364,159
Operating lease right of use assets, net	1,892	13,809	16,507
Other non-current assets	10,692	78,050	189,067
Total non-current assets	114,570	836,280	745,184
Total assets	185,286	1,352,452	1,553,784
Current liabilities (including amounts of the consolidated VIE and the VIE’s subsidiaries without recourse to the primary beneficiary of RMB 250,879 and RMB 157,120 as of December 31, 2023 and 2024, respectively)
Accounts payable	7,491	54,678	96,782
Deferred revenue	1,178	8,596	9,412
Incentive payables to members	9,047	66,039	124,889
Member management fees payable	173	1,263	4,373
Other payable and accrued liabilities	17,286	126,177	109,200
Operating Lease, Liability, Current	527	3,845	3,376
Total current liabilities	35,927	262,243	351,567
Non-current liabilities (including amounts of the consolidated VIE and the VIE’s subsidiaries without recourse to the primary beneficiary of nil and RMB 223 as of December 31, 2023 and 2024, respectively)
Operating lease liabilities non-current	1,070	7,808	11,122
Other non-current liabilities	597	4,355
Total non-current liabilities	1,667	12,163	11,122
Liabilities	37,594	274,406	362,689
Commitments and contingencies (Note 27)
Shareholders’ equity
Ordinary shares (US$0.000005 par value 20,000,000,000 shares authorized as of December 31, 2023 and 2024; 1,208,831,222 Class A ordinary shares and 949,960,000 Class B ordinary shares issued as of December 31, 2023 and 2024; 1,016,418,532 and 1,020,256,032 Class A ordinary shares and 949,960,000 and 949,960,000 Class B ordinary shares outstanding as of December 31, 2023 and 2024, respectively)	10	70	70
Additional paid-in capital	1,003,978	7,328,336	7,328,680
Statutory reserve	2,291	16,726	16,254
Accumulated other comprehensive income	12,761	93,145	85,291
Less: Treasury stock (192,412,690 and 188,575,190 shares as of December 31, 2023 and 2024, respectively)	(15,527)	(113,334)	(116,108)
Accumulated deficit	(855,911)	(6,247,557)	(6,123,971)
Total Yunji Inc. shareholders' equity	147,602	1,077,386	1,190,216
Non-controlling interests	90	660	879
Total shareholders' equity	147,692	1,078,046	1,191,095
Total liabilities and shareholders' equity	185,286	1,352,452	1,553,784
Related Party [Member]
Current assets:
Amounts due from related parties	91	662	1,361
Current liabilities (including amounts of the consolidated VIE and the VIE’s subsidiaries without recourse to the primary beneficiary of RMB 250,879 and RMB 157,120 as of December 31, 2023 and 2024, respectively)
Amounts due to related parties	$ 225	¥ 1,645	¥ 3,535